Income Taxes (Details 4) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Components of the deferred tax asset:
Bad debts	$ 2,281,647	$ 2,060,145
Deferred compensation	4,620	4,620
Investment in CFS Partners	8,506	52,978
Contingent liability - MPF program	17,173	17,838
Finance lease	132,088	103,827
Operating lease	1,175	0
Deferred SBA PPP fees	232	1,713
Unrealized loss on debt securities AFS	2,554,859	4,193,839
Other	132,311	147,835
Total deferred tax asset	5,132,611	6,582,795
Components of the deferred tax liability:
Depreciation	558,539	542,842
Limited partnerships	510,086	409,032
Mortgage servicing rights	131,633	147,942
Investment in CFS Partners	49,195	0
Operating lease	0	5,134
Prepaid expenses	193,478	124,939
Deferred Origination Costs	191,672	167,448
Total deferred tax liability	1,634,603	1,397,337
Net deferred tax asset	$ 3,498,008	$ 5,185,458